UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House

300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices)

 (Zip code)

Mr. Kent Croft

Canton House

300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 410-576-0100

Date of fiscal year end: April 30

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Croft Value Fund

ACE LIMITED

Ticker Symbol:ACE	Cusip Number:G0070K103
Record Date: 5/5/2006	Meeting Date: 5/18/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	Elect BOD	For	Issuer	For	With
B	approve employee stock purchase plan	For	Issuer	For	With
C	Ratify PWC as auditors	For	Issuer	For	With

AGCO CORP.

Ticker Symbol:AG	Cusip Number:001084102
Record Date: 3/17/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Approve long-term incentive plan	For	Issuer	For	With

BANK OF AMERICA CORP.

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/3/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditors	For	Issuer	For	With
3	Adopt Key Associate stock plan	For	Issuer	For	With
4	To run newspaper ads displaying political contributions	Against	Stockholder	Against	With
5	Mandate majority voting for BOD elections	Against	Stockholder	Against	With
6	Mandate independent COB	Against	Stockholder	Against	With
7	Amend equal opportunity policy to exclude references to sexual orientation	Against	Stockholder	Against	With

DEVRY INC.

Ticker Symbol:DV	Cusip Number:251893103
Record Date: 11/3/2005	Meeting Date: 11/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Approve Devry Incentive Plan	For	Issuer	For	With

DEVRY INC.

Ticker Symbol:DV	Cusip Number:251893103
Record Date: 11/3/2005	Meeting Date: 11/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
4	Ratify PWC as auditor	For	Issuer	For	With

GENCORP, INC.

Ticker Symbol:GY	Cusip Number:368682100
Record Date: 2/6/2006	Meeting Date: 3/31/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditors	For	Issuer	For	With
3	To declassify BOD	Against	Stockholder	Against	With

GENERAL ELECTRIC CO.

Ticker Symbol:GE	Cusip Number:369604103
Record Date: 2/27/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify KPMG as auditors	For	Issuer	For	With
3	To mandate cumulative voting	Against	Stockholder	Against	With
4	To limit directorships of GE BOD	Against	Stockholder	Against	With
5	Appoint one director from ranks of retirees	Against	Stockholder	Against	With
6	Mandate independent board chairman	Against	Stockholder	Against	With
7	Majority voting for BOD election	Against	Stockholder	Against	With
8	Mandates report on global warming	Against	Stockholder	Against	With

INGERSOLL-RAND COMPANY

Ticker Symbol:IR	Cusip Number:G4776G101
Record Date: 5/19/2006	Meeting Date: 6/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	elect BOD	For	Issuer	For	With
2	Ratify PWC as auditor	For	Issuer	For	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/28/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Approve restatement of articles of incorporation	For	Issuer	For	With
3	Ratify PWC as auditor	For	Issuer	For	With
4	Publish report on charitable contributions	Against	Stockholder	Against	With
5	Mandate majority voting for BOD elections	For	Issuer	For	With

LOWE'S COMPANIES

Ticker Symbol:LOW	Cusip Number:548661107
Record Date: 5/12/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	approve annual incentive program	For	Issuer	For	With
3	approve long-term incentive plan	For	Issuer	For	With
4	ratify D&T as auditor	For	Issuer	For	With
5	approve ammendments to articles of incorporation	For	Issuer	For	With
6	SH proposal on wood procurement	Against	Stockholder	Against	With

MCDONALDS CORP.

Ticker Symbol:MCD	Cusip Number:580135101
Record Date: 5/12/2006	Meeting Date: 5/25/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify E&Y as auditors	For	Issuer	For	With
3	SH proposal on future severence agreements	Against	Stockholder	Against	With
4	SH proposal regarding labeling of genetically modified foods	Against	Stockholder	Against	With

MERISTAR HOSPITALITY CORP.

Ticker Symbol:MHX	Cusip Number:48984Y103
Record Date: 3/17/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve merger	For	Issuer	For	With

NEXEN INC.

Ticker Symbol:NXY	Cusip Number:65334H102
Record Date: 3/16/2006	Meeting Date: 4/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify D&T as auditors	For	Issuer	For	With

PG&E CORP.

Ticker Symbol:PCG	Cusip Number:69331C108
Record Date: 2/21/2006	Meeting Date: 4/19/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify D&T as auditors	For	Issuer	For	With
3	Alter Shareholder Rights policy	Against	Stockholder	Against	With
4	Mandate independant COB	Against	Stockholder	Against	With

PROCTOR & GAMBLE CO.

Ticker Symbol:PG	Cusip Number:742718109
Record Date: 6/24/2005	Meeting Date: 7/12/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve Gillette merger	For	Issuer	For	With
2	Approval to ajourn meeting at a later date.	For	Issuer	For	With

ROCKWELL AUTOMATION, INC.

Ticker Symbol:ROK	Cusip Number:773903109
Record Date: 12/5/2005	Meeting Date: 2/1/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify D&T as auditors	For	Issuer	For	With

TEREX CORP.

Ticker Symbol:TEX	Cusip Number:880779103
Record Date: 5/12/2006	Meeting Date: 5/31/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditor	For	Issuer	For	With
3	SH proposal on sustainability report	Against	Stockholder	Against	With

TEXTRON INC.

Ticker Symbol:TXT	Cusip Number:883203101
Record Date: 3/3/2006	Meeting Date: 4/26/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify E&Y as auditors	For	Issuer	For	With
3	Report on depleted uranium	Against	Stockholder	Against	With
4	Mandate majority voting for BOD	Against	Stockholder	Against	With

TRIARC COMPANIES

Ticker Symbol:TRY	Cusip Number:895927101
Record Date: 5/19/2006	Meeting Date: 6/7/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Amend equity participation plan	For	Issuer	For	With
3	Ratify D&T as auditors	For	Issuer	For	With

TYCO INTERNATIONAL, LTD

Ticker Symbol:TYC	Cusip Number:902124106
Record Date: 1/9/2006	Meeting Date: 3/9/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Set Max number of directors at 12	For	Issuer	For	With
3	Authorize directors to appoint director to fill vacancy	For	Issuer	For	With

UNITED TECHNOLOGIES, INC.

Ticker Symbol:UTX	Cusip Number:913017109
Record Date: 2/14/2006	Meeting Date: 4/12/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With
2	Ratify PWC as auditors	For	Issuer	For	With
3	Approve restated certificate of incorporation	For	Issuer	For	With
4	To implement term-limits for directors	Against	Stockholder	Against	With
5	Foreign military sales report	Against	Stockholder	Against	With

Croft Income Fund

DEVRY INC.

Ticker Symbol:DV	Cusip Number:251893103
Record Date: 11/3/2006	Meeting Date: 11/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With

DEVRY, INC.

Ticker Symbol:DV	Cusip Number:251893103
Record Date: 11/3/2005	Meeting Date: 11/9/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approve employee stock purchase plan	For	Issuer	For	With

INTERNATIONAL RECTIFIER CORP.

Ticker Symbol:IRF	Cusip Number:460254105
Record Date: 11/1/2005	Meeting Date: 11/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect BOD	For	Issuer	For	With

INTERNATIONAL RECTIFIER CORP.

Ticker Symbol:IRF	Cusip Number:460254105
Record Date: 11/10/2005	Meeting Date: 11/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Amend Employee Stock Purchase Plan	For	Issuer	For	With

INTERNATIONAL RECTIFIER CORP.

Ticker Symbol:IRF	Cusip Number:460254105
Record Date: 11/10/2005	Meeting Date: 11/21/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Ratify PWC as auditor	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

CEO

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date: August 28, 2006

*Print the name and title of each signing officer under his or her signature.